CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Net sales	$ 204,158	$ 135,176	$ 79,367
Cost of goods sold and occupancy costs	97,365	65,008	37,244
Gross profit	106,793	70,168	42,123
Selling, general and administrative expenses	63,262	40,525	24,641
Income from operations	43,531	29,643	17,482
Interest income (expense)	(4,868)	(1,633)	2
Loss on early extinguishment of debt	(1,591)
Other income (expense)	284	(2)	38
Income before income tax expense	37,356	28,008	17,522
Income tax expense	14,855	11,113	6,918
Net income	22,501	16,895	10,604
Increase in redemption value of convertible redeemable preferred stock			(60,271)
Convertible redeemable preferred stock accrued dividends			(2,022)
Net income (loss) available to shareholders	22,501	16,895	(51,689)
Less: Income attributable to participating securities
Net income (loss) available to common shareholders	$ 22,501	$ 16,895	$ (51,689)
Basic earnings (loss) per common share	$ 0.53	$ 0.43	$ (1.99)
Diluted earnings (loss) per common share	$ 0.52	$ 0.41	$ (1.99)
Dividends declared per common share		$ 2.39
Weighted average shares outstanding:
Basic shares	42,087	39,385	26,000
Diluted shares	42,948	40,907	26,000